Segment Information - Summary of Group's Total Revenues from External Customers by Geographic Area (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	₽ 402,074	₽ 265,454	₽ 287,153
External customers by geographic area [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	402,074	265,454	287,153
External customers by geographic area [member] | Russia [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	219,161	156,712	170,980
External customers by geographic area [member] | Asia [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	68,016	45,284	54,137
External customers by geographic area [member] | Europe including Turkey [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	61,671	39,328	40,313
External customers by geographic area [member] | CIS [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	48,428	23,749	21,465
External customers by geographic area [member] | Other regions [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	₽ 4,798	₽ 381	₽ 258